DUE TO RELATED PARTIES	12 Months Ended
Dec. 31, 2025
DUE TO RELATED PARTIES
DUE TO RELATED PARTIES

7. DUE TO RELATED PARTIES

Due to related parties consist of:

	December 31,	December 31,
Creditor	2025	2024
Related party payable	$46,875	$46,875
Lifschultz Enterprise expense reimbursement payable (1)	55,592	-
Totals	$102,467	$46,875

The payables are non-interest bearing and are due on demand.

(1)

The amounts represent the living expenses of one executive. These living expenses were recorded under Other Operating Expenses in the statement of operations. The Company has entered into an agreement with this executive pursuant to which the Company reimburses such living expenses.